UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Latin
America Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Latin America Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Argentina - 1.2%	Tenaris SA (a)	135,000	$ 4,093,200
	Ternium SA (a)	140,000	2,856,000
			6,949,200
Brazil - 71.2%	All America Latina Logistica SA	1,190,000	7,513,440
	Amil Partcipacoes SA	540,000	3,120,032
	Anhanguera Educaional Participacoes SA (b)	365,000	3,619,188
	B2W Companhia Global Do Varejo	25,000	579,526
	BM&F BOVESPA SA	650,000	4,194,560
	BR Malls Participacoes SA (b)	300,000	3,119,389
	BRF - Brasil Foods SA (b)	297,800	6,544,178
	Banco ABC Brasil SA (Preference Shares)	300,000	1,268,659
	Banco Bradesco SA (a)	1,450,000	22,866,500
	Banco Industrial e Comercial SA (Preference Shares)	400,000	1,933,807
	Bradespar SA (Preference Shares)	880,000	13,135,736
	CPFL Energia SA	292,000	5,133,378
	Cia Brasileira de Distribuicao Grupo Pao de Acucar (a)	61,000	2,854,800
	Cia Energetica de Minas Gerais (a)	500,000	7,140,000
	Cia Energetica de Minas Gerais (Preference Shares)	42,000	601,946
	Cia Energetica de Sao Paulo (Preference 'B' Shares)	375,000	3,865,068
	Cia Siderurgica Nacional SA (a)	179,000	4,582,400
	Cia de Bebidas das Americas (a)	25,000	1,432,250
	Cia de Bebidas das Americas (Preference Shares) (a)	312,000	21,942,960
	Cia de Concessoes Rodoviarias	236,000	3,876,939
	Companhia Brasileira de Meios de Pagamento	400,000	3,818,304
	Companhia de Saneamento de Minas Gerais	98,000	1,338,882
	Companhia Paranaense de Energia-Copel (ADR) (a)	175,000	2,694,965
	Cyrela Brazil Realty SA	215,000	2,211,363
	Diagnosticos da America SA (b)	172,000	3,669,087
	Duratex SA (Preference Shares)	165,000	2,402,814
	EDP - Energias do Brasil SA	122,000	1,798,858
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA
	(Preference 'B' Shares)	157,000	2,939,306
	Equatorial Energia SA	98,000	882,433
	GVT Holding SA (b)	210,000	4,064,371
	Hypermarcas SA (b)	360,000	5,169,181
	Itau Unibanco Banco Multiplo SA (a)	3,150,000	56,353,500
	Itausa-Investimentos Itau SA (Preference Shares)	875,677	4,439,986
	Lojas Renner SA	295,000	4,319,657
	Lupatech SA (b)	108,900	1,246,156
	Marcopolo SA (Preference Shares)	400,000	1,151,280
	Metalfrio Solutions SA (b)	209,000	582,500
	Mrv Engenharia e Participacoes SA	225,000	3,828,889
	NET Servicos de Comunicacao SA (Preference Shares) (b)	367,000	3,747,206
	OGX Petroleo e Gas Participacoes SA	9,000	5,740,319
	PDG Realty SA Empreendimentos e Participacoes	278,000	3,948,546
	Petroleo Brasileiro SA (a)	2,200,000	74,140,000
	1

BlackRock Latin America Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Porto Seguro SA	405,000	$ 3,625,084
	Profarma Distribuidora de Produtos Farmaceuticos SA	448,000	3,241,592
	Redecard SA	90,000	1,339,568
	Rodobens Negocios Imobiliarios SA	105,000	1,012,997
	Suzano Papel e Celulose SA (Preference Shares) (b)	174,000	1,619,928
	Tam SA (Preference Shares) (a)(b)	450,000	5,530,500
	Tele Norte Leste Participacoes SA (a)	260,000	4,001,400
	Terna Participacoes SA	100,000	2,071,553
	Tim Participacoes SA (a)	82,000	1,805,640
	Totvs SA	81,004	3,247,541
	Tractebel Energia SA	370,000	3,839,314
	Ultrapar Participacoes SA (Preference Shares)	50,000	1,684,309
	Usinas Siderurgicas de Minas Gerais SA	107,000	2,614,568
	Usinas Siderurgicas de Minas Gerais SA
	(Preference A Shares)	700,000	16,620,662
	Vale SA (a)	2,550,000	43,860,000
	Weg SA	222,000	1,785,995
			407,713,010
Chile - 2.0%	Banco Santander Chile SA (a)	112,000	5,500,320
	Empresa Nacional de Electricidad SA (a)	115,000	5,669,500
			11,169,820
Mexico - 18.3%	America Movil, SA de CV (a)	1,020,000	43,870,200
	Cemex, SA de CV (a)(b)	515,000	4,835,850
	Desarrolladora Homex SA de CV (a)(b)	156,000	5,495,880
	Empresas ICA Sociedad Controladora, SA de CV (b)	950,000	1,746,953
	Fomento Economico Mexicano, SA de CV (a)	185,200	7,148,720
	Grupo Financiero Banorte, SA de CV 'O'	1,944,500	4,818,191
	Grupo Mexico, SA de CV	6,025,000	8,575,214
	Grupo Televisa, SA (a)	855,000	15,466,950
	Wal-Mart de Mexico, SA de CV (c)	3,850,000	13,121,887
			105,079,845
Panama - 0.4%	Copa Holdings SA Class A	51,000	2,067,540
Peru - 2.2%	Cia de Minas Buenaventura SA (a)	150,000	3,907,500
	Credicorp Ltd.	132,000	8,804,400
			12,711,900
	Total Common Stocks - 95.3%		545,691,315
		Par
	Corporate Bonds	(000)
Brazil - 0.3%	Lupatech SA, 6.50%, 4/15/18 (d)(e)	$ 2,128	1,145,624
	PDG Realty SA Empreendimentos e Participacoes,
	10.62%, 10/15/12	540	451,167
	Total Corporate Bonds - 0.3%		1,596,791
	Structured Notes	Shares
Brazil - 2.7%	Deutsche Bank AG (Cyrela Brazil Realty SA),
	due 11/03/09 (b)	325,000	3,345,517
	Morgan Stanley BV (B2W Companhia Global do Varejo),
	due 7/10/10 (b)	50,000	1,166,650
	2

BlackRock Latin America Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Structured Notes	Shares	Value
	Morgan Stanley BV (Cyrela Brazil Realty SA),
	due 6/03/10 (b)	500,000	$ 5,167,500
	Morgan Stanley BV (Redecard SA), due 6/10/10 (b)	100,000	1,508,300
	Morgan Stanley BV (Redecard SA), due 2/26/10 (b)	150,000	2,282,550
	Morgan Stanley BV (Redecard SA), due 3/02/10 (b)	50,000	772,000
	Morgan Stanley BV (Redecard SA), due 4/01/10 (b)	75,000	1,150,275
	Total Structured Notes - 2.7%		15,392,792
	Total Long -Term Investments
	(Cost - $423,076,824) - 98.3%		562,680,898
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, 0.29% (f)(g)	6,887,173	6,887,173
		Beneficial
		Interest
		(000)
	BlackRock Liquidity Series, LLC Money Market Series,
	0.44% (f)(g)(h)	$ 51,568	51,568,150
	Total Short-Term Securities
	(Cost - $58,455,323) - 10.2%		58,455,323
	Total Investments Before Options Written
	(Cost - $481,532,147*) - 108.5%		621,136,221
	Options Written	Contracts
Exchange-Traded Call	Cia de Bebidas das Americas (Preference Shares), expiring
Options	October 2009 at USD 65	30	(246,000)
	Cia Siderurgica Nacional SA, expiring August 2009 at
	USD 22.5	80	(272,000)
	Total Options Written
	(Premiums Received - $242,692) - (0.1)%		(518,000)
	Total Investments, Net of Options Written - 108.4%		620,618,221
	Liabilities in Excess of Other Assets - (8.4)%		(48,293,941)
	Net Assets - 100.0%		$ 572,324,280
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 506,252,839
Gross unrealized appreciation	$ 158,235,482
Gross unrealized depreciation	(43,352,100)
Net unrealized appreciation	$ 114,883,382
(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Convertible security.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
	3

BlackRock Latin America Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
Net
Affiliate			Activity	Income
BlackRock Liquidity Funds, TempFund			6,887,173	$ 7,412
BlackRock Liquidity Series, LLC
Money Market Series			$40,747,400	$76,282
(g) Represents the current yield as of report date.
(h) Security was purchased with the cash proceeds from securities loans.
• Foreign currency exchange contracts as of July 31, 2009 were as follows:
					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold	Counterparty	Date	(Depreciation)
USD 198,267		BRL 370,562	Brown Brothers	8/03/09	$ (345)
			Harriman & Co.
USD 179,917		MXN 2,386,326	State Street Bank	8/03/09	(671)
USD 186,421		MXN 2,474,794	State Street Bank	8/04/09	(838)
USD 28,122		MXN 371,288	State Street Bank	8/05/09	32
Total				$ (1,822)
• Currency Abbreviations:
BRL	Brazilian Real
MXN	Mexican Peso
USD	US Dollar
			4

BlackRock Latin America Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks:
Argentina	$ 6,949,200
Brazil	405,018,045
Chile	11,169,820
Mexico	105,079,845
Panama	2,067,540
Peru	12,711,900
Short-Term Securities	6,887,173
Total Level 1	549,883,523
Level 2
Long-Term Investments:
Common Stocks:
Brazil	2,694,965
Structured Notes	11,187,967
Short-Term Securities	51,568,150
Total Level 2	65,451,082
Level 3
Long-Term Investments:
Corporate Bonds	1,596,791
Structured Notes	4,204,825
Total Level 3	5,801,616
Total	$ 621,136,221
5

BlackRock Latin America Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
Valuation	Other Financial
Inputs	Instruments*
Assets		Liabilities
Level 1	- $	(518,000)
Level 2	$ 32	(1,854)
Level 3	-		-
Total	$ 32 $	(519,854)
* Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
Investments in
	Corporate Bonds		Structured Notes	Securities
Balance, as of October 31, 2008		-	-	-
Realized gain (loss)		-	-	-
Change in unrealized appreciation (depreciation)		-	-	-
Net purchases (sales)		-	-	-
Net transfers in/out of Level 3	$ 1,596,791		$ 4,204,825	$ 5,801,616
Balance, as of July 31, 2009	$ 1,596,791		$ 4,204,825	$ 5,801,616
6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Latin America Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: September 22, 2009